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                                                [SHIP LOGO] [VANGUARD/(R)/ LOGO]



May 16, 2008


U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD TRUSTEES' EQUITY FUNDS (THE TRUST)
     FILE NO.  2-65955-99
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Commissioners:

Enclosed is the 48th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purposes of this Amendment are: 1) to disclose the addition of a new advisor, Edinburgh Partners Limited, to the investment advisory team for Vanguard International Value Fund, a series of the Trust; and
2) to include a number of non-material editorial changes.

Pursuant to Rule 485(a) under the Securities Act of 1933, we have designated an effective date of July 23, 2008. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include: 1) text addressing any SEC staff comments, and 2) updated financial statements for Vanguard International Value Fund, a series of the Trust. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date the same date on which we have designated for this 485(a) filing.

Please contact me at (610) 669-5284 with any questions or comments that you have concerning the enclosed Amendment.



Sincerely,


Lisa L.B. Matson, Esq.
The Vanguard Group, Inc.


Enclosures


CC: Christian Sandoe, Esq.
    U.S. Securities and Exchange Commission